Other Comprehensive Income (Loss) (Accumulated Other Comprehensive Income (Loss)) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accumulated Other Comprehensive Income (Loss) [Line Items]
Change in other comprehensive loss, net of tax	$ 484,880	$ 2,701,589	$ 5,967,976	$ 2,408,213
Net unrealized gains
Accumulated Other Comprehensive Income (Loss) [Line Items]
Change in other comprehensive loss, net of tax	380	895
Foreign currency translation loss
Accumulated Other Comprehensive Income (Loss) [Line Items]
Change in other comprehensive loss, net of tax	(210,201)	(354,329)
Accumulated other comprehensive loss
Accumulated Other Comprehensive Income (Loss) [Line Items]
Change in other comprehensive loss, net of tax	$ (209,821)	$ (353,434)	$ (384,205)	$ (124,088)